Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Statutory income tax rate	35.00%
Income taxes paid (recovered)	$ 914,413	$ 329,563	$ 250,127
Tax payable	18	119
Interest and penalties expense related to unrecognized tax benefits	373	(10,701)	$ 2,180
Accrued interest and penalties related to unrecognized tax benefits	1,805	1,431
AZOA
Income Tax Disclosure [Line Items]
Tax payable	$ (89,111)	$ 291,948